BNY Mellon Balanced Opportunity Fund
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .2%
Asset-Backed Certificates — .1%
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	45,053	45,170
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(a)	1.91	10/20/2061	495,000	384,344
				429,514
Asset-Backed Certificates/Auto Receivables — .1%
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	134,826	135,030
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, Cl. A3	4.51	11/15/2027	2,663	2,664
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	23,650	23,664
Toyota Auto Receivables Owner Trust, Ser. 2023-A, Cl. A3	4.63	9/15/2027	6,593	6,595
				167,953
Total Asset-Backed Securities (cost $698,783)				597,467
Commercial Mortgage-Backed — .2%
Commercial Mortgage Pass-Through Certificates — .2%
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	48,282	45,602
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000	238,163
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	190,616	183,286
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A5	2.45	6/15/2053	135,000	123,641
Total Commercial Mortgage-Backed (cost $646,691)				590,692
Corporate Bonds and Notes — 12.3%
Aerospace & Defense — .4%
Howmet Aerospace, Inc., Sr. Unscd. Notes	4.75	4/15/2036	820,000	781,205
Lockheed Martin Corp., Sr. Unscd. Notes(b)	5.20	2/15/2055	320,000	286,986
				1,068,191
Agriculture — .4%
BAT Capital Corp., Gtd. Notes	4.63	3/22/2033	800,000	766,630
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	320,000	327,000
				1,093,630
Automobiles & Components — .3%
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	320,000	280,003
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000	524,738
				804,741
Banks — 2.8%
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000	288,672
Citigroup, Inc., Sr. Unscd. Notes	2.56	5/1/2032	850,000	755,778
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	390,000	330,433
HSBC Holdings PLC, Sr. Unscd. Notes(b)	4.62	11/6/2031	800,000	781,504
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000	331,146
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000	387,629
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000	590,588
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000	296,351
Nationwide Building Society, Sr. Notes(a)	4.35	9/30/2030	790,000	767,668
Standard Chartered PLC, Sr. Unscd. Notes	4.53	6/5/2032	820,000	791,957
The Goldman Sachs Group, Inc., Sr. Unscd. Notes(b)	3.81	4/23/2029	610,000	600,438
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.37	10/21/2031	500,000	483,536
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	360,000	365,274
UBS Group AG, Sr. Unscd. Notes(a),(b)	4.15	12/23/2029	800,000	787,277

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 12.3% (continued)
Banks — 2.8% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000	399,736
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000	319,487
				8,277,474
Building Materials — .2%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	395,000	391,698
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	310,000	311,973
				703,671
Consumer Staples — .1%
The Procter & Gamble Company, Sr. Unscd. Notes	3.00	3/25/2030	350,000	331,217
Diversified Financials — .2%
Capital One Financial Corp., Sr. Unscd. Notes	6.70	11/29/2032	342,000	365,293
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	320,000	316,423
				681,716
Electronic Components — .3%
Amphenol Corp., Sr. Unscd. Notes	2.20	9/15/2031	390,000	342,188
Trimble, Inc., Sr. Unscd. Notes(b)	6.10	3/15/2033	460,000	472,871
				815,059
Energy — 1.6%
BP Capital Markets America, Inc., Gtd. Notes	4.70	4/10/2029	540,000	540,248
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000	274,824
Chevron USA, Inc., Gtd. Notes(b)	4.50	10/15/2032	730,000	714,996
Diamondback Energy, Inc., Gtd. Notes	5.55	4/1/2035	830,000	835,284
Kinder Morgan Energy Partners LP, Gtd. Notes	6.95	1/15/2038	460,000	502,186
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	500,000	466,527
Shell Finance US, Inc., Gtd. Notes	4.75	1/6/2036	510,000	489,717
TotalEnergies Capital USA LLC, Gtd. Notes	4.25	1/13/2031	800,000	778,774
				4,602,556
Environmental Control — .3%
Republic Services, Inc., Sr. Unscd. Notes(b)	2.38	3/15/2033	525,000	448,413
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	310,000	305,306
				753,719
Food Products — .1%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	300,000	288,600
Health Care — .9%
Eli Lilly & Co., Sr. Unscd. Notes	4.60	8/14/2034	550,000	531,422
Pfizer, Inc., Sr. Unscd. Notes(b)	3.45	3/15/2029	285,000	277,270
Pfizer, Inc., Sr. Unscd. Notes	3.88	11/15/2027	1,070,000	1,063,783
Roche Holdings, Inc., Gtd. Notes(a)	4.08	12/2/2030	800,000	776,308
				2,648,783
Insurance — 1.1%
Five Corners Funding Trust II, Sr. Unscd. Notes(a),(b)	2.85	5/15/2030	260,000	240,483
Guardian Life Global Funding, Sr. Scd. Notes(a)	4.33	10/6/2030	800,000	778,112
Metropolitan Life Global Funding I, Sr. Scd. Notes(a)	3.00	9/19/2027	545,000	536,999
New York Life Global Funding, Scd. Notes(a)	4.15	7/25/2028	1,050,000	1,040,349
New York Life Insurance Co., Sub. Notes(a)	3.75	5/15/2050	699,000	494,099
				3,090,042
Internet Software & Services — .7%
Alphabet, Inc., Sr. Unscd. Notes	4.38	11/15/2032	500,000	481,012
Alphabet, Inc., Sr. Unscd. Notes	5.25	5/15/2055	500,000	432,299

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 12.3% (continued)
Internet Software & Services — .7% (continued)
Amazon.com, Inc., Sr. Unscd. Notes	5.10	7/9/2033	500,000	494,474
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	11/15/2032	540,000	518,701
				1,926,486
Materials — .1%
Smurfit Westrock Financing DAC, Gtd. Notes(b)	5.42	1/15/2035	430,000	427,022
Media — .1%
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000	309,894
Metals & Mining — .1%
Anglo American Capital PLC, Gtd. Notes(a)	2.63	9/10/2030	400,000	364,534
Real Estate — .2%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000	226,044
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	410,000	361,364
				587,408
Semiconductors & Semiconductor Equipment — .1%
SK hynix, Inc., Sr. Unscd. Notes	5.50	1/16/2029	210,000	212,746
Supranational Bank — .1%
African Development Bank, Jr. Sub. Bonds(c)	5.88	8/7/2035	413,000	405,194
Technology Hardware & Equipment — .4%
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.85	10/15/2031	448,000	440,711
International Business Machines Corp., Sr. Unscd. Notes	5.00	2/10/2032	650,000	644,187
				1,084,898
Telecommunication Services — .3%
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000	259,600
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000	482,491
				742,091
Transportation — .1%
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000	378,947
Utilities — 1.4%
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Notes	5.15	3/1/2034	1,050,000	1,040,706
Duke Energy Corp., Sr. Unscd. Notes(b)	3.15	8/15/2027	275,000	271,799
Florida Power & Light Co., First Mortgage Bonds	5.10	4/1/2033	770,000	766,115
NRG Energy, Inc., Sr. Scd. Notes(a)	2.45	12/2/2027	440,000	427,406
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000	602,205
RWE Finance US LLC, Gtd. Notes(a)	5.88	4/16/2034	370,000	374,914
Southern California Edison Co., First Mortgage Bonds(b)	3.65	2/1/2050	290,000	190,646
Southern California Edison Co., First Mortgage Bonds, Ser. A(b)	4.20	3/1/2029	235,000	230,161
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	302,000	304,349
				4,208,301
Total Corporate Bonds and Notes (cost $36,839,192)				35,806,920

	Shares
Equity Securities - Common Stocks — 58.8%
Advertising — .4%
Omnicom Group, Inc.	11,792	1,032,154
Aerospace & Defense — 1.1%
BAE Systems PLC	10,847	300,420
Howmet Aerospace, Inc.	4,842	1,186,048
Rocket Lab Corp.(b),(d)	5,127	327,718

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 58.8% (continued)
Aerospace & Defense — 1.1% (continued)
Rolls-Royce Holdings PLC	11,111	230,378
RTX Corp.	6,214	1,290,834
		3,335,398
Agriculture — .7%
Bunge Global SA(b)	3,866	449,268
Japan Tobacco, Inc.	5,600	243,105
Philip Morris International, Inc.	7,151	1,339,382
		2,031,755
Airlines — .5%
Delta Air Lines, Inc.	15,534	1,211,652
Deutsche Lufthansa AG	17,979	164,144
		1,375,796
Automobiles & Components — .9%
Aurora Innovation, Inc.(b),(d)	62,093	349,584
Cie Generale des Etablissements Michelin SCA	4,128	167,821
Contemporary Amperex Technology Co. Ltd., Cl. H	2,100	160,612
Daimler Truck Holding AG	4,543	246,907
Ford Motor Co.	25,938	361,576
General Motors Co.	8,645	746,236
Schaeffler AG	13,742	117,800
Suzuki Motor Corp.	15,200	211,896
Toyota Motor Corp.	10,100	199,534
		2,561,966
Banks — 3.8%
Banco de Sabadell SA	58,036	244,907
Banco Santander SA	21,954	322,940
Bank of America Corp.	24,532	1,519,512
Barclays PLC	40,877	275,086
BNP Paribas SA	1,516	180,986
Citigroup, Inc.	6,050	796,301
Deutsche Bank AG	9,488	381,980
Fifth Third Bancorp	25,511	1,371,727
HSBC Holdings PLC	12,796	265,003
ING Groep NV	9,362	331,507
JPMorgan Chase & Co.	8,794	3,130,840
Mizuho Financial Group, Inc.	5,400	291,482
Morgan Stanley	4,769	1,017,323
National Australia Bank Ltd.	5,577	154,384
SouthState Bank Corp.	5,210	546,477
Sumitomo Mitsui Financial Group, Inc.	6,700	292,535
Unicaja Banco SA(a)	14,641	60,032
		11,183,022
Beverage Products — .5%
Asahi Group Holdings Ltd.	16,300	171,010
The Coca-Cola Company	15,415	1,366,848
		1,537,858
Building Materials — .6%
Cie de Saint-Gobain SA	1,756	159,748
CRH PLC	9,319	878,688
Trane Technologies PLC	1,609	715,040
		1,753,476

Description	Shares	Value ($)
Equity Securities - Common Stocks — 58.8% (continued)
Commercial & Professional Services — .1%
Babcock International Group PLC	14,682	210,181
Consumer Discretionary — .6%
Dolby Laboratories, Inc., Cl. A	7,738	476,351
InterContinental Hotels Group PLC, ADR	3,943	631,117
ITOCHU Corp.	23,100	304,819
Persimmon PLC	13,090	209,030
Sony Group Corp.	7,700	193,572
		1,814,889
Consumer Durables & Apparel — .3%
adidas AG	832	146,315
Ralph Lauren Corp.	2,237	776,015
		922,330
Consumer Staples — 1.0%
Colgate-Palmolive Co.	17,291	1,553,078
The Estee Lauder Companies, Inc., Cl. A	12,415	1,270,054
Unilever PLC	3,128	202,428
		3,025,560
Diversified Financials — 1.7%
Capital One Financial Corp.	4,687	1,005,408
Mastercard, Inc., Cl. A	4,158	2,450,351
Rocket Companies, Inc., Cl. A(d)	41,589	557,709
Voya Financial, Inc.	8,279	838,828
		4,852,296
Electronic Components — 1.3%
AMETEK, Inc.	3,790	891,294
Emerson Electric Co.	5,121	780,645
Honeywell International, Inc.	2,398	512,045
Hubbell, Inc.	2,460	1,114,380
Murata Manufacturing Co. Ltd.	2,400	108,034
Schneider Electric SE	916	313,449
		3,719,847
Energy — 2.6%
Devon Energy Corp.	14,295	693,450
Diamondback Energy, Inc.	3,345	670,606
EQT Corp.	12,139	657,691
Marathon Petroleum Corp.	1,416	528,621
Occidental Petroleum Corp.	21,428	1,289,537
Phillips 66	2,471	609,299
Repsol SA	4,623	146,328
Shell PLC	8,000	362,544
SLB Ltd.	37,658	2,263,246
TotalEnergies SE	2,972	260,739
		7,482,061
Environmental Control — .2%
Veralto Corp.	4,642	457,562
Food Products — .2%
Marks & Spencer Group PLC	32,461	173,651
Nestle SA	4,355	424,644
The Magnum Ice Cream Company NV(d)	4,699	96,511
		694,806

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 58.8% (continued)
Food Service — .0%
Compass Group PLC	2,659	81,498
Forest Products & Paper — .1%
International Paper Co.	11,265	427,281
Health Care — 7.5%
AbbVie, Inc.	3,395	870,546
Agilent Technologies, Inc.	5,823	894,180
Ascendis Pharma A/S(d)	1,892	497,672
AstraZeneca PLC	863	139,973
Bristol-Myers Squibb Co.	10,352	691,617
Corteva, Inc.	7,797	659,860
Danaher Corp.	4,032	861,074
Elevance Health, Inc.	4,864	1,909,314
Fresenius SE & Co. KGaA	3,065	161,079
Gilead Sciences, Inc.	9,509	1,391,547
GSK PLC	11,361	285,331
Guardant Health, Inc.(d)	2,947	468,632
Illumina, Inc.(d)	3,826	817,348
Insmed, Inc.(d)	3,611	439,892
Johnson & Johnson	8,006	2,128,395
Madrigal Pharmaceuticals, Inc.(d)	801	432,564
Medtronic PLC	5,166	468,298
Mirum Pharmaceuticals, Inc.(b),(d)	4,163	408,182
Natera, Inc.(d)	1,361	438,188
Novartis AG	1,320	201,278
Novo Nordisk A/S, Cl. B	4,409	200,327
Pfizer, Inc.	16,097	458,121
Repligen Corp.(b),(d)	2,913	527,195
Roche Holding AG	228	99,509
Santen Pharmaceutical Co. Ltd.	12,200	143,231
Stryker Corp.	1,245	403,131
Thermo Fisher Scientific, Inc.	4,380	2,702,898
UCB SA	610	152,550
UnitedHealth Group, Inc.	5,437	2,117,222
VeraDermics, Inc.(d)	3,227	317,569
Vertex Pharmaceuticals, Inc.(d)	1,097	597,338
		21,884,061
Industrial — 1.9%
Axon Enterprise, Inc.(d)	844	478,177
Balfour Beatty PLC	21,643	259,391
CNH Industrial NV(b)	38,676	457,537
Deere & Co.	1,705	1,116,621
Ebara Corp.	2,600	76,185
GE Vernova, Inc.	1,230	1,105,192
Hitachi Ltd.	4,700	159,991
KION Group AG	1,756	90,399
Komatsu Ltd.	4,500	209,521
Regal Rexnord Corp.	2,369	375,368
Siemens Energy AG	603	99,585
SPIE SA	3,732	188,742

Description	Shares	Value ($)
Equity Securities - Common Stocks — 58.8% (continued)
Industrial — 1.9% (continued)
Vertiv Holdings Co., Cl. A	2,580	667,498
Yaskawa Electric Corp.	4,100	122,679
		5,406,886
Information Technology — 4.9%
Akamai Technologies, Inc.(b),(d)	3,368	365,832
Bentley Systems, Inc., Cl. B(b)	10,691	392,894
Datadog, Inc., Cl. A(d)	3,983	944,130
Microsoft Corp.	18,274	9,270,218
MongoDB, Inc.(d)	954	432,515
Nutanix, Inc., Cl. A(d)	18,859	1,293,162
SAP SE	1,167	258,770
Synopsys, Inc.(d)	2,810	1,235,248
		14,192,769
Insurance — 2.4%
AIA Group Ltd.	42,600	414,400
American International Group, Inc.	4,726	360,877
Aon PLC, Cl. A	3,215	1,033,687
Assurant, Inc.	7,132	2,010,226
Aviva PLC	28,804	285,071
Berkshire Hathaway, Inc., Cl. B(d)	3,929	1,980,334
Chubb Ltd.	1,758	595,259
SCOR SE	2,595	101,820
Standard Life PLC	20,352	259,223
		7,040,897
Internet Software & Services — 6.6%
Alphabet, Inc., Cl. A	3,005	1,019,747
Alphabet, Inc., Cl. C	15,113	5,069,051
Amazon.com, Inc.(d)	28,225	7,332,008
Chewy, Inc., Cl. A(d)	19,253	458,221
Meta Platforms, Inc., Cl. A	3,613	2,067,865
Netflix, Inc.(d)	7,329	594,016
Sea Ltd., ADR(d)	1,259	142,871
Shopify, Inc., Cl. A(d)	5,713	841,925
Spotify Technology SA(d)	2,180	1,185,092
Uber Technologies, Inc.(d)	8,325	629,786
		19,340,582
Materials — .4%
Packaging Corp. of America	4,782	1,118,701
Media — .3%
The Walt Disney Company	9,345	1,005,055
Metals & Mining — .8%
Freeport-McMoRan, Inc.	7,983	604,632
Glencore PLC	31,308	252,667
Newmont Corp.	9,970	1,256,818
Norsk Hydro ASA	13,588	136,553
Rio Tinto PLC	1,067	110,950
		2,361,620
Real Estate — .3%
Weyerhaeuser Co.(e)	40,416	944,522
Retailing — 1.4%
Burlington Stores, Inc.(d)	1,706	443,151

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 58.8% (continued)
Retailing — 1.4% (continued)
Casey’s General Stores, Inc.	942	708,582
Dutch Bros, Inc., Cl. A(b),(d)	8,023	392,004
Ferguson Enterprises, Inc.(b)	2,010	451,265
Industria de Diseno Textil SA	2,821	190,050
Lowe’s Companies, Inc.	3,335	682,675
Pan Pacific International Holdings Corp.	42,600	215,200
Target Corp.	5,580	897,710
		3,980,637
Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices, Inc.(d)	6,166	2,902,459
Advantest Corp.	500	105,446
Applied Materials, Inc.	2,654	1,216,567
ASML Holding NV	339	571,669
ASML Holding NV	828	1,404,296
Broadcom, Inc.	3,329	1,232,862
Entegris, Inc.	3,997	540,754
Intel Corp.(d)	7,316	654,855
Kioxia Holdings Corp.(d)	200	62,585
Marvell Technology, Inc.	8,518	1,802,920
NVIDIA Corp.	56,121	12,390,394
Renesas Electronics Corp.	6,200	131,646
STMicroelectronics NV(b)	11,276	565,379
STMicroelectronics NV	1,583	79,093
Texas Instruments, Inc.	10,454	2,727,553
Tokyo Electron Ltd.	300	105,991
		26,494,469
Technology Hardware & Equipment — 4.6%
Apple, Inc.	26,184	8,296,400
Fujitsu Ltd.	3,900	94,455
International Business Machines Corp.	2,558	598,240
NetApp, Inc.	8,005	1,483,247
Okta, Inc.(d)	2,378	411,489
Seagate Technology Holdings PLC	1,488	1,232,629
Western Digital Corp.	2,839	1,279,111
		13,395,571
Telecommunication Services — 1.0%
AT&T, Inc.	40,455	1,047,380
Cisco Systems, Inc.	15,333	1,694,143
Orange SA	6,787	121,444
SoftBank Group Corp.	2,800	91,143
		2,954,110
Transportation — .3%
CSX Corp.	11,034	557,327
East Japan Railway Co.	8,700	195,022
		752,349
Utilities — .7%
Constellation Energy Corp.	4,124	1,133,151
E.ON SE	14,920	308,480
Enel SpA	19,533	213,749

Description	Shares	Value ($)
Equity Securities - Common Stocks — 58.8% (continued)
Utilities — .7% (continued)
United Utilities Group PLC	5,996	116,263
Veolia Environnement SA	6,466	244,845
		2,016,488
Total Equity Securities - Common Stocks (cost $115,924,796)		171,388,453
Exchange-Traded Funds — 5.1%
Registered Investment Companies — 5.1%
iShares Core U.S. Aggregate Bond ETF	70,282	6,846,170
State Street SPDR S&P 500 ETF Trust	10,430	8,000,331
Total Exchange-Traded Funds (cost $14,586,325)		14,846,501

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Foreign Governmental — 1.1%
Colombia, Sr. Unscd. Notes	5.38	1/21/2029	200,000	199,660
Mexico, Sr. Unscd. Notes	6.35	2/9/2035	960,000	972,480
Province of Ontario Canada, Sr. Unscd. Notes(b)	5.05	4/24/2034	1,490,000	1,510,983
Romania, Sr. Unscd. Notes	7.13	1/17/2033	490,000	512,439
Total Foreign Governmental (cost $3,288,840)				3,195,562
Municipal Securities — .2%
California, GO	2.38	10/1/2026	230,000	229,635
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	42,017
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000	108,112
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	24,645
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	133,119
Total Municipal Securities (cost $600,033)				537,528
U.S. Government Agencies Collateralized Mortgage Obligations — .3%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C(f)	2.75	9/25/2029	265,000	250,376
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C(f)	2.75	11/25/2029	255,000	238,858
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	237,054	236,032
Government National Mortgage Association, Ser. 2022-177, Cl. PL	6.00	6/20/2051	2,779	2,778
Total U.S. Government Agencies Collateralized Mortgage Obligations (cost $762,436)				728,044
U.S. Government Agencies Commercial Mortgage-Backed — .5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2(f)	3.56	1/25/2029	560,000	546,069
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2(f)	3.42	2/25/2029	545,000	529,372
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2(f)	2.79	6/25/2029	515,000	490,360
Total U.S. Government Agencies Commercial Mortgage-Backed (cost $1,668,532)				1,565,801

U.S. Government Agencies Mortgage-Backed — 7.2%
Mortgage Pools — 7.2%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051(f)	1,961,052	1,545,185

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 7.2% (continued)
Mortgage Pools — 7.2% (continued)
2.50%, 11/1/2027-9/1/2050(f)	999,912	822,915
3.00%, 6/1/2031-12/1/2046(f)	341,983	306,241
3.50%, 4/1/2035-9/1/2049(f)	959,392	889,846
5.50%, 1/1/2036-8/1/2053(f)	809,474	813,018
Federal National Mortgage Association:
1.50%, 3/1/2051(f)	413,418	308,823
2.00%, 8/1/2036-12/1/2051(f)	4,692,176	3,745,654
2.50%, 9/1/2028-1/1/2052(f)	2,979,208	2,480,908
3.00%, 6/1/2028-12/1/2050(f)	2,232,303	1,971,053
3.50%, 8/1/2034-10/1/2050(f)	2,332,206	2,130,432
4.00%, 7/1/2042-8/1/2052(f)	2,925,602	2,701,786
4.50%, 2/1/2039-10/1/2052(f)	1,668,919	1,592,888
5.00%, 4/1/2035-12/1/2048(f)	196,639	194,077
5.50%, 9/1/2034-5/1/2039(f)	16,546	16,637
8.00%, 3/1/2030(f)	41	41
Government National Mortgage Association I:
5.50%, 4/15/2033	4,078	4,074
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051	952,453	833,604
3.50%, 7/20/2047-2/20/2052	595,030	532,158
4.00%, 10/20/2047-1/20/2048	145,467	134,267
4.50%, 7/20/2048	45,482	43,414
Total U.S. Government Agencies Mortgage-Backed (cost $24,673,827)		21,067,021

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 12.5%
U.S. Treasury Bonds	3.00	5/15/2047	4,890,000	3,487,372
U.S. Treasury Bonds	4.75	11/15/2043	7,740,000	7,358,442
U.S. Treasury Inflation Indexed Bonds(g)	1.38	2/15/2044	960,050	759,231
U.S. Treasury Inflation Indexed Bonds(g)	2.13	1/15/2035	814,806	801,459
U.S. Treasury Inflation Indexed Notes(g)	0.13	1/15/2031	1,090,440	1,001,539
U.S. Treasury Notes	2.38	5/15/2029	3,660,000	3,473,783
U.S. Treasury Notes	3.63	5/31/2028	6,470,000	6,393,548
U.S. Treasury Notes(b)	3.63	3/31/2030	6,320,000	6,149,163
U.S. Treasury Notes	4.00	11/15/2035	520,000	492,121
U.S. Treasury Notes	4.13	7/31/2028	2,480,000	2,470,458
U.S. Treasury Notes	4.50	11/15/2033	1,903,000	1,888,319
U.S. Treasury Strip Principal Bonds(h)	2.88	5/15/2043	4,980,000	2,083,993
Total U.S. Treasury Securities (cost $37,748,473)				36,359,428

Description/Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)
Options Purchased — .0%
Call Options — .0%
U.S. Treasury 10 Year Note, Contracts 11 (cost $6,535)	109	10/23/2026	1,199,000	2,922

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.4%
Registered Investment Companies — 1.4%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $3,912,028)	3.72	3,912,028	3,912,028
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $68,740)	3.72	68,740	68,740
Total Investments (cost $241,425,231)		99.8%	290,667,107
Cash and Receivables (Net)		.2%	694,364
Net Assets		100.0%	291,361,471

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GO—Government Obligation
SPDR—Standard & Poor’s Depository Receipt

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $7,032,525 or 2.4% of net assets.

(b)
Security, or portion thereof, on loan. At August 31, 2026, the value of the fund’s securities on loan was $9,077,489 and the value of the collateral was
$9,357,596, consisting of cash collateral of $68,740 and U.S. Government & Agency securities valued at $9,288,856.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(d)	Non-income producing security.
(e)	Investment in real estate investment trust within the United States.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(h)	Security is a discount security. Income is recognized through the accretion of discount.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	11	12/31/2026	1,167,706	1,162,734	(4,972)
10 Year U.S. Treasury Note	8	12/21/2026	864,968	861,250	(3,718)
Ultra 10 Year U.S. Treasury Note	12	12/21/2026	1,320,213	1,313,063	(7,150)
Gross Unrealized Depreciation					(15,840)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Balanced Opportunity Fund
August 31, 2026 (Unaudited)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	597,467	—	597,467
Commercial Mortgage-Backed	—	590,692	—	590,692
Corporate Bonds and Notes	—	35,806,920	—	35,806,920
Equity Securities - Common Stocks	171,388,453	—	—	171,388,453
Exchange-Traded Funds	14,846,501	—	—	14,846,501
Foreign Governmental	—	3,195,562	—	3,195,562
Municipal Securities	—	537,528	—	537,528
U.S. Government Agencies Collateralized Mortgage Obligations	—	728,044	—	728,044
U.S. Government Agencies Commercial Mortgage-Backed	—	1,565,801	—	1,565,801
U.S. Government Agencies Mortgage-Backed	—	21,067,021	—	21,067,021
U.S. Treasury Securities	—	36,359,428	—	36,359,428
Investment Companies	3,980,768	—	—	3,980,768
	190,215,722	100,448,463	—	290,664,185
Other Financial Instruments:
Options Purchased	2,922	—	—	2,922
	2,922	—	—	2,922
Liabilities ($)
Other Financial Instruments:
Futures††	(15,840)	—	—	(15,840)
	(15,840)	—	—	(15,840)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including option contracts and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2026 are set forth in the fund’s Schedule of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of or as a substitute for an investment. The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
At August 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $49,226,036, consisting of $58,424,011 gross unrealized appreciation and $9,197,975 gross unrealized depreciation.
At August 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.